DIVIDENDS RECEIVABLES	12 Months Ended
Dec. 31, 2022
DIVIDENDS RECEIVABLES
DIVIDENDS RECEIVABLES

NOTE 12 – DIVIDENDS RECEIVABLES

The amounts presented refer to dividends and interest on own capital receivable, net of withholding income tax, when applicable, resulting from permanent investments maintained by the Company.

	12/31/2022	12/31/2021
Current
Associates
Lajeado Energia S.A.	22,000	101,318
Interligação Elétrica Madeira S.A. - IE Madeira	50,116	60,238
Companhia de Transmissão de Energia Elétrica Paulista - CTEEP	250,310	40,431
Belo Monte Transmissora de Energia S. A.	41,898	37,964
Manaus Construtora LTDA	—	23,298
Energética Águas da Pedra S.A. - EAPSA	7,354	21,854
Companhia Estadual de Geração de Energia Elétrica - CEEE-G	—	18,522
CEB Lajeado S.A.	28,163	17,267
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	21,867	14,453
Mata de Santa Genebra Transmissão S.A.	13,280	13,560
Goiás Transmissão S.A.	19,783	10,594
MGE Transmissão S.A.	9,631	10,498
STN - Sistema de Transmissão Nordeste S.A.	—	9,428
Retiro Baixo Energética S.A.	5,761	7,072
Paulista Lajeado Energia S.A.	11,786	5,371
Paranaíba Transmissora de Energia S.A.	9,668	4,997
Transenergia São Paulo S.A.	8,275	2,691
Companhia Estadual de Transmissão de Energia Elétrica - CEEE-T	—	4,064
Baguari Energia S.A.	2	6,511
Others	207,981	33,011
	707,875	443,142

Accounting Policy

Remuneration for equity interests receivable from the Company’s investments in the capital stock of its subsidiaries and affiliates, see note 20, is recognized in assets when these investees allocate dividends and equity interest to their shareholders.